BETTER 10K - STOCKHOLDERS' EQUITY - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) vote	Dec. 31, 2021 USD ($)
Equity [Abstract]
Outstanding promissory notes			$ 65,200	$ 67,800
Ordinary shares, votes per share | vote			1
Stockholders' Equity Note, Subscriptions Receivable	$ 10,404	$ 10,400	$ 53,900	38,633
Notes receivable from stockholders, stock options not yet vested			$ 11,300	$ 29,200